Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Accounts receivable, net	157	173
Current contract liabilities (deferred revenue) (1)	(22)	(20)
Non-current contract liabilities (deferred revenue) (2)	(11)	(9)

(1)  Current contract liabilities balances are included in “Other current liabilities” in our Consolidated Balance Sheet.
(2) Non-current contract liabilities balances are included in “Other non-current liabilities” in our Consolidated Balance Sheet.

Significant changes in the contract assets and the contract liabilities balances during the three months ended June 30, 2019 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2019	1	(21)	(20)
Amortization of revenue that was included in the beginning contract liability balance	—	3	3
Cash received, excluding amounts recognized as revenue	—	(13)	(13)
Cash received against the beginning contract asset balance	(1)	—	(1)
Contract assets recognized during the period	—	—	—
Net contract liability at June 30, 2019	—	(31)	(31)

Significant changes in the contract assets and the contract liabilities balances during the six months ended June 30, 2020 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)
Amortization of revenue that was included in the beginning contract liability balance	—	15	15
Cash received, excluding amounts recognized as revenue	—	(19)	(19)
Net contract liability at June 30, 2020	—	(33)	(33)